Cover Page	4 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	ALTIMAR ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823945
Amendment Flag	false